Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Computer software	425,000	652,000
Less: accumulated amortization	(280,121)	(383,500)
Intangible assets, net	144,879	268,500

Schedule of Future Estimated Amortization Expenses are Disclosed	Future estimated amortization expenses are disclosed as follows:
Twelve months ending September 30,	HK$
2025	74,400
2026	74,400
2027	47,817
2028	45,400
2029	26,483
268,500